Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.58%
Apartments–4.31%
AvalonBay Communities, Inc.	99,094	$17,137,316

UDR, Inc.	930,360	31,074,024

		48,211,340

Data Centers–9.09%
Digital Realty Trust, Inc.(b)	401,859	55,769,992

Equinix, Inc.(b)	56,297	45,882,618

		101,652,610

Free Standing–8.10%
Agree Realty Corp.	543,515	32,181,523

Essential Properties Realty Trust, Inc.(b)	606,496	14,404,280

Realty Income Corp.	815,782	44,019,597

		90,605,400

Gaming REITs–7.63%
Gaming and Leisure Properties, Inc.	726,584	33,953,270

VICI Properties, Inc.	1,720,839	51,435,878

		85,389,148

Health Care–12.58%
Healthcare Realty Trust, Inc.(b)	955,323	14,587,782

Healthpeak Properties, Inc.	2,202,261	38,143,160

Welltower, Inc.	988,197	88,048,353

		140,779,295

Industrial–15.12%
Americold Realty Trust, Inc.	907,878	25,629,396

Prologis, Inc.	485,469	55,794,952

Rexford Industrial Realty, Inc.	1,032,091	50,799,519

Terreno Realty Corp.(b)	645,533	36,866,390

		169,090,257

Infrastructure REITs–17.09%
American Tower Corp.	509,465	106,366,103

Crown Castle, Inc.	291,276	34,160,849

SBA Communications Corp., Class A	205,264	50,691,997

		191,218,949

Lodging Resorts–2.00%
Host Hotels & Resorts, Inc.(b)	1,280,701	22,373,847

Manufactured Homes–4.94%
Sun Communities, Inc.(b)	427,109	55,242,278

Office–4.37%
Alexandria Real Estate Equities, Inc.(b)	335,953	36,753,258

	Shares	Value

Office–(continued)
Kilroy Realty Corp.	366,504	$12,087,302

		48,840,560

Self Storage–3.70%
CubeSmart	680,105	27,040,975

Public Storage	55,487	14,357,816

		41,398,791

Shopping Centers–6.27%
Brixmor Property Group, Inc.	922,135	19,844,345

Kimco Realty Corp.	1,086,978	21,000,415

Regency Centers Corp.	467,191	29,330,251

		70,175,011

Single Family Homes–1.75%
Invitation Homes, Inc.	587,252	19,590,727

Specialty–2.63%
Lamar Advertising Co., Class A(b)	290,649	29,439,837

Total Common Stocks & Other Equity Interests (Cost $970,310,074)		1,114,008,050

Money Market Funds–0.82%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d)	3,118,018	3,118,019

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(c)(d)	2,472,623	2,473,859

Invesco Treasury Portfolio, Institutional Class, 5.28%(c)(d)	3,563,450	3,563,450

Total Money Market Funds (Cost $9,154,766)		9,155,328

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.40% (Cost $979,464,840)		1,123,163,378

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.88%
Invesco Private Government Fund, 5.32%(c)(d)(e)	18,446,659	18,446,659

Invesco Private Prime Fund, 5.55%(c)(d)(e)	47,386,178	47,405,133

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,847,053)		65,851,792

TOTAL INVESTMENTS IN SECURITIES–106.28% (Cost $1,045,311,893)		1,189,015,170

OTHER ASSETS LESS LIABILITIES–(6.28)%		(70,306,649)

NET ASSETS–100.00%		$1,118,708,521

Investment Abbreviations:

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Schedule of Investments:

(a)

Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$9,693,116	$99,948,671	$(106,523,768)	$-	$-	$3,118,019	$239,413

Invesco Liquid Assets Portfolio, Institutional Class	7,250,646	71,391,909	(76,170,091)	451	944	2,473,859	174,577

Invesco Treasury Portfolio, Institutional Class	11,077,846	114,227,053	(121,741,449)	-	-	3,563,450	254,070

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	16,194,534	254,067,247	(251,815,122)	-	-	18,446,659	482,567*

Invesco Private Prime Fund	41,643,087	567,145,549	(561,374,587)	8,577	(17,493)	47,405,133	1,330,206*

Total	$85,859,229	$1,106,780,429	$(1,117,625,017)	$9,028	$(16,549)	$75,007,120	$2,480,833

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,114,008,050	$–	$–	$1,114,008,050

Money Market Funds	9,155,328	65,851,792	–	75,007,120

Total Investments	$1,123,163,378	$65,851,792	$–	$1,189,015,170

Invesco Real Estate Fund